Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2023 shares $ / shares
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	16,956,590	17,793,881	13,414,118	10,916,086	16,956,590
Weighted-average exercise price (in dollars per share) | £ / shares	£ 2.29	£ 2.31	£ 2.58	£ 1.81
Weighted average remaining contractual life of outstanding share options	7 years 2 months 12 days	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days
Entrega
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	344,500	344,500	349,500	962,000	344,500
Weighted-average exercise price (in dollars per share) | $ / shares					$ 1.91
Weighted average remaining contractual life of outstanding share options	3 years 11 months 1 day